Contract and Contribution Payable (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2015	Jun. 09, 2014	Sep. 25, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2014
Accounts payable				$ 101,911		$ 101,911			$ 71,563
Contract and contribution payable, less current portion									100,000
Amended APA provided for cash payments		$ 300,000
Purchase payable amount								50,000	50,000	$ 100,000	$ 100,000
Research and development expense				$ 139,819	$ 45,381	$ 363,785	$ 231,013	309,503	$ 281,218
Charitable Grant Agreement [Member]
Donation to the University			$ 75,000
Donation periodic payment			$ 9,375
Dr. Gerlach [Member]
Accounts payable								$ 150,000
Dr. Gerlach [Member] | Option agreement [Member]
Due to related party periodic payment	$ 6,000
Research and development expense	$ 24,000